                                  CERTIFICATION


         Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Janus Aspen Series. Registrant's 1933 Act No. is 33-63212 and Registrant's 1940 Act No. is 811-7736.

         2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 33 ("PEA No. 33") on April 30, 2003, pursuant to Rule 485(b) of the 1933 Act for the following portfolios:

                  Balanced Portfolio                   International Value Portfolio
                  - Institutional Shares               - Service Shares
                  - Service Shares

                  Capital Appreciation Portfolio       Mid Cap Growth Portfolio
                  - Institutional Shares               - Institutional Shares
                  - Service Shares                     - Service Shares

                  Core Equity Portfolio                Mid Cap Value Portfolio
                  - Institutional Shares               - Institutional Shares
                  - Service Shares                     - Service Shares

                  Flexible Income Portfolio            Money Market Portfolio
                  - Institutional Shares               - Institutional Shares
                  - Service Shares                     - Service Shares

                  Global Life Sciences Portfolio       Risk-Managed Large Cap Core Portfolio
                  - Institutional Shares               - Service Shares
                  - Service Shares

                  Global Technology Portfolio          Risk-Managed Large Cap Growth Portfolio
                  - Institutional Shares               - Service Shares
                  - Service Shares
                  - Service II Shares

                  Growth Portfolio                     Small Cap Value Portfolio
                  - Institutional Shares               - Service Shares
                  - Service Shares

                  Growth and Income Portfolio          Worldwide Growth Portfolio
                  - Institutional Shares               - Institutional Shares
                  - Service Shares                     - Service Shares
                                                       - Service II Shares

                  International Growth Portfolio
                  - Institutional Shares
                  - Service Shares
                  - Service II Shares

                   (collectively, the "Portfolios").

         3.       The text of PEA No. 33 has been filed electronically.

         DATED:  May 1, 2003

                                            JANUS ASPEN SERIES
                                            on behalf of the Portfolios



                                            By: /s/ BONNIE M. HOWE
                                                -------------------------------
                                                Bonnie M. Howe
                                                Vice President